PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Discount Rates, Terminal Capitalization Rates and Exit Dates Used in the Valuation Methodology (Details)	Dec. 31, 2025	Dec. 31, 2024
North America | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	4.30%	4.30%
North America | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	4.70%	5.10%
North America | Contracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%	5.10%
North America | Contracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%	5.80%
North America | Uncontracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	6.20%	6.30%
North America | Uncontracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.00%	7.20%
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	7.10%	7.30%
Colombia | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.40%	8.50%
Colombia | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.60%	9.80%
Brazil | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.50%	9.60%
Brazil | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.80%	10.90%
Europe | Contracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		4.90%
Europe | Contracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%
Europe | Contracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.20%	6.60%
Europe | Uncontracted
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		4.90%
Europe | Uncontracted | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%
Europe | Uncontracted | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.20%	6.60%